Segment Reporting - Summary of Revenue by Group's Reportable Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Revenue	$ 85,821	$ 56,157	$ 46,969
Cost of goods sold	(86,161)	(58,061)	(47,943)
Net (loss)	(340)	(1,904)	(974)
Hardware
Segment Reporting Information [Line Items]
Revenue	80,832	53,562	41,478
Cost of goods sold	(82,383)	(55,188)	(45,805)
Net (loss)	(1,551)	(1,626)	(4,327)
Service And Maintenance
Segment Reporting Information [Line Items]
Revenue	4,989	2,595	5,491
Cost of goods sold	(3,778)	(2,873)	(2,138)
Net (loss)	1,211	(278)	3,353
Stand Alone | Hardware
Segment Reporting Information [Line Items]
Revenue	52,072	20,084	13,817
Cost of goods sold	(51,907)	(21,099)	(13,682)
Net (loss)	165	(1,015)	135
Distributed Chargers | Hardware
Segment Reporting Information [Line Items]
Revenue	26,603	32,974	27,431
Cost of goods sold	(28,597)	(33,718)	(31,867)
Net (loss)	(1,994)	(744)	(4,436)
Other | Hardware
Segment Reporting Information [Line Items]
Revenue	2,157	504	230
Cost of goods sold	(1,879)	(371)	(256)
Net (loss)	$ 278	$ 133	$ (26)